Subsequent Events (Details Narrative) - USD ($)						12 Months Ended
	Oct. 10, 2023	Oct. 05, 2023	Oct. 05, 2023	Mar. 09, 2023	Dec. 06, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Feb. 03, 2023
Subsequent Event [Line Items]
[custom:NetProceedsPercentage]		50.00%
Proceeds from Notes Payable					$ 3,285,000	$ 3,285,000
Common Stock, Shares Authorized						250,000,000	250,000,000	250,000,000
Common stock, par value						$ 0.001	$ 0.001	$ 0.001
Preferred stock, par value						$ 0.001	$ 0.001	$ 0.001
Common Stock warrant to purchase exercise price					$ 0.44
Subsequent Event [Member]
Subsequent Event [Line Items]
Stockholders' Equity, Reverse Stock Split	1-for-10 shares and 1-for-20 shares
Common stock, par value									$ 0.001
Subsequent Event [Member] | Additional Series F Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock conversion price				$ 0.42
Subsequent Event [Member] | Additional Warrants [Member]
Subsequent Event [Line Items]
Warrants to purchase common stock				7,142,715
Common Stock warrant to purchase exercise price				$ 0.42
Common stock warrant to purchase aggregate price				$ 3,000,000
Subsequent Event [Member] | Series F Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, par value									$ 0.001
Subsequent Event [Member] | Additional Series F Preferred Stock [Member]
Subsequent Event [Line Items]
Number of convertible preferred stock issued				3,000
Conversion of preferred stock				2,381
Subsequent Event [Member] | Additional Series F Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, par value				$ 1,000
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized	10,000,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized	15,000,000
Second Note Amendment Agreemen [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
[custom:NetProceedsPercentage]			50.00%
Proceeds from Notes Payable			$ 2,000,000